INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
15.	INCOME TAXES
L
oss before income tax consisted of:

	Year Ended December 31,
	2024	2023	2022
Macau operations	$438,047	$11,021	$(720,470)
Hong Kong operations	(499,077)	(474,862)	(400,725)
Philippine operations	72,211	86,910	28,204
Cyprus operations	(7,295)	(29,171)	3,152
Other jurisdictions operations	(10,235)	4,194	(2,092)

Loss before income tax	$(6,349)	$(401,908)	$(1,091,931)

The income tax expense consisted of:

	Year Ended December 31,
	2024	2023	2022
Income tax expense - current:
Macau Complementary Tax	$7,773	$—	$9
Payments in lieu of Macau Complementary Tax on dividends	7,021	5,650	2,342
Hong Kong Profits Tax	185	11,613	528
Philippine Corporate Income Tax	—	4	5
Philippine withholding tax on dividends	5,515	2,566	—
Income tax in other jurisdictions	31	66	219

Sub-total	20,525	19,899	3,103

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	46	(511)	(560)
Payments in lieu of Macau Complementary Tax on dividends	(14)	(1,327)	—
Hong Kong Profits Tax	(1,035)	(450)	(4)
Philippine Corporate Income Tax	479	(157)	300
Income tax in other jurisdictions	(227)	50	98

Sub-total	(751)	(2,395)	(166)

Income tax expense (benefit) - deferred:
Macau Complementary Tax	(337)	(7,931)	(768)
Hong Kong Profits Tax	640	(154)	3,276
Philippine Corporate Income Tax	959	3,366	(258)
Cyprus Corporate Income Tax	575	589	(578)
Income tax in other jurisdictions	(1)	48	627

Sub-total	1,836	(4,082)	2,299

Total income tax expense	$21,610	$13,422	$5,236

A reconciliation of the income tax expense from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2024	2023	2022
Loss before income tax	$(6,349)	$(401,908)	$(1,091,931)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(762)	(48,229)	(131,032)
Payments in lieu of Macau Complementary Tax on dividends	7,021	5,650	2,342
Effect of different tax rates of subsidiaries operating in other jurisdictions	(14,719)	(13,422)	(12,271)
Over provision in prior years	(751)	(2,395)	(166)
Effect of income for which no income tax expense is payable	(29,371)	(14,178)	(11,727)
Effect of expenses for which no income tax benefit is receivable	95,116	80,455	70,687
Effect of profits generated by gaming operations exempted	(92,598)	(75,403)	(25,700)
Effect of tax losses that cannot be carried forward	—	—	15,553
Changes in valuation allowances	24,123	27,004	48,122
Expired tax losses	33,551	53,940	49,428

Income tax expense	$21,610	$13,422	$5,236

Melco and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, while Melco is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Macau, Hong Kong, the Philippines, Cyprus, Sri Lanka and other jurisdictions are subject to Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax, Sri Lanka Corporate Income Tax and income tax in other jurisdictions, respectively, during the year ended December 31, 2024, and Macau Complementary Tax, Hong Kong Profits Tax, Philippine Corporate Income Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2023 and 2022.
Macau Complementary Tax, Hong Kong Profits Tax, Cyprus Corporate Income Tax and income tax in other jurisdictions have been provided at 12%, 16.5%, 12.5% and the respective tax rates in other jurisdictions, on the estimated taxable income earned in or derived from the respective jurisdictions, respectively, during the years ended December 31, 2024, 2023 and 2022, if applicable.
In the Philippines, the Corporate Recovery and Tax Incentives for Enterprises (“CREATE”) took effect on April 11, 2021. CREATE reduced the minimum corporate income tax rate

in the Philippines from 2% to 1% for the period from July 1, 2020 to June 30, 2023 and the corporate income tax rate in the Philippines from 30% to 25% starting July 1, 2020.
The subsidiaries incorporated in Sri Lanka are subject to Sri Lanka corporate income tax of 40% on profits from betting and gaming activities while profits of other businesses are subject to tax of 30% on profit earned in or derived from Sri Lanka and abroad.

Pursuant to Dispatches of the Macau Chief Executive dated February 17, 2022 and September 1, 2022, MRM was granted an extension of the Macau Complementary Tax exemption on profits generated from gaming operations under the previous gaming subconcession for the period from January 1, 2022 to June 26, 2022 and from June 27, 2022 to December 31, 2022, respectively. MRM continues to benefit from the Macau Complementary Tax exemption on profits generated from gaming operations under the Concession for the period of five years from 2023 to 2027 pursuant to a Dispatch of the Macau Chief Executive dated January 29, 2024. MRM’s non-gaming profits are subject to the Macau Complementary Tax and its casino revenues remain subject to the Macau special gaming tax and other levies in accordance with the Concession effective on January 1, 2023. Studio City Entertainment Limited (“SCE”), a subsidiary of Melco, applied for an extension of the Macau Complementary Tax exemption on profits generated from income from MRM for 2022 under the previous gaming subconcession and for the period of 10 years from 2023 to 2032 under the Concession to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax. These applications are subject to the discretionary approval of the Macau government. The application for the Macau Complementary Tax exemption for 2023 to 2032 was confirmed to be rejected in September 2024. The dividend distributions of SCE from income tax exempted profits to its shareholders continue to be subject to the Macau Complementary Tax.

The gaming operations of MRL, the operator of City of Dreams Manila, are exempt from Philippine Corporate Income Tax, among other taxes, pursuant to the Philippine Amusement and Gaming Corporation (“PAGCOR”) charter as a result of its payment of the 5% franchise tax based on gross gaming revenue in the Philippines, in lieu of all other taxes. MRL is also subject to license fees in accordance with the PAGCOR charter.
Had MRM and MRL not have been entitled to the income tax exemption on profits generated by gaming operations for the year ended December 31, 2024 in Macau and the Philippines, respectively, the Company’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the year ended December 31, 2024 would have been decreased by $92,463 and diluted net income attributable to Melco Resorts & Entertainment Limited per share would have been decreased by
$
0.071
per share. Had MRM and MRL not have been entitled to the income tax exemption on profits generated by gaming operations for the year ended December 31, 2023 in Macau and the Philippines, respectively, and if SCE’s application for the extended exemption from Macau Complementary Tax on profits generated from income received from MRM were rejected during the year ended December 31, 2023, the Company’s consolidated net loss attributable to Melco Resorts & Entertainment Limited for the year ended December 31, 2023 would have been increased by
$
75,190
and diluted net loss attributable to Melco Resorts & Entertainment Limited per share would have been increased by
$
0.057
per share. During the year ended December 31, 2022, MRM and SCE in Macau did not have any profits generated by gaming operations exempted from Macau Complementary Tax, while had MRL not received the income tax exemption on profits generated by gaming operations in the Philippines, the Company’s consolidated net loss attributable to Melco Resorts & Entertainment Limited for the year ended December 31, 2022 would have been increased by
$
25,252
and diluted net loss attributable to Melco Resorts & Entertainment Limited per share would have been increased by
$
0.018
per share.
In December 2022 and March 2023, MRM
received an extension of the
agreements with the Macau government for an amount of MOP4,000 (equivalent to $497) and MOP4,167 (equivalent to $518)
in relation to the payments in lieu of Macau Complementary Tax which would otherwise be borne by the shareholders of MRM on dividend distributions from gaming profits (“Payments in lieu of Macau Complementary Tax on Dividend Distributions”) for the period from January 1, 2022 to June 26, 2022 and from June 27, 2022 to December 31, 2022, respectively, under the previous gaming subconcession. Such payments were required regardless of whether dividends were actually distributed or whether MRM had distributable profits in the relevant year. In February 2024, MRM entered into an agreement with the Macau government in relation to the Payments in lieu of Macau Complementary Tax on Dividend Distributions from January 1, 2023 to December 31, 2025. During the years ended December 31, 2024 and 2023, an estimated amount of $7,021 and $5,650 was provided for such arrangement, respectively.
Global Anti-Base Erosion Model Rules (“Pillar Two”) have been enacted or substantively enacted in certain jurisdictions where the Company operates. Pillar Two is effective for the Company’s financial year beginning on or after January 1, 2024. The Company is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Company’s potential exposure to Pillar Two income taxes.
The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country
reporting and financial statements for the constituent entities in the Company. Based on the assessment, the Pillar Two transitional safe harbor relief will apply or the effective tax rates are above

15
%
in 2024. Based on management’s best estimate, the Company does not have exposure to Pillar Two top-up
taxes for the year ended December 31, 2024.
The effective tax rates for the years ended December 31, 2024, 2023 and 2022 were (340.37)%, (3.34)% and (0.48)%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12%, where the majority of the Company’s operations are located, primarily due to the effects of expired tax losses, expenses for which no income tax benefit is receivable, income for which no income tax expense is payable, changes in valuation allowances, profits generated by gaming operations being exempted from Philippine Corporate Income Tax and different tax rates of subsidiaries operating in other jurisdictions for the relevant years together with the effect of certain profits generated by gaming operations being exempted from Macau Complementary Tax for the years ended December 31, 2024 and 2023; and the effect of tax losses that cannot be carried forward for the year ended December 31, 2022.
The net deferred tax liabilities as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses carried forward	$216,542	$205,189
Depreciation and amortization	247,041	157,667
Lease liabilities	39,101	29,277
Other	19,300	16,936

Sub-total	521,984	409,069
Valuation allowances	(477,834)	(374,623)

Total deferred tax assets	44,150	34,446

Deferred tax liabilities:
Right-of-use assets	(20,366)	(9,471)
Land use rights	(35,546)	(36,513)
Intangible assets	(8,800)	(9,718)
Unrealized capital allowances	(3,446)	(4,405)
Other	(12,700)	(9,298)

Total deferred tax liabilities	(80,858)	(69,405)

Deferred tax liabilities, net	$(36,708)	$(34,959)

As of December 31, 2024 and 2023, valuation allowances of $477,834 and $374,623 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2024, adjusted operating tax losses carried forward of $5,470 have no expiry date and the remaining amount of adjusted operating tax losses carried forward of $1,427,622 will expire by 2025 through 2034. Adjusted operating tax losses carried forward of $279,594 expired during the year ended December 31, 2024.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Aggregate undistributed earnings of certain of Melco’s foreign subsidiaries available for distribution to Melco of approximately $745,397 and $745,694 as of December 31, 2024 and 2023, respectively, are considered to be indefinitely reinvested
.
 Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Melco. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Melco would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $89,448 and $89,483 as of December 31, 2024 and 2023, respectively.
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is presented as follows:

	Year Ended December 31,
	2024	2023	2022

At beginning of year	$27,332	$22,940	$16,342
Additions based on tax positions related to current year	8,056	756	6,810
Additions based on tax positions related to prior year	50	4,984	—
Reductions due to expiry of the statute of limitations	(1,989)	(1,348)	(212)

At end of year	$33,449	$27,332	$22,940

The total
amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate were $33,449 and $27,332 as of December 31, 2024 and 2023, respectively.
As of December 31, 2024 and 2023, there were no interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Melco and its subsidiaries’ major tax jurisdictions are Macau, Hong Kong, the Philippines, Cyprus and Sri Lanka. Income tax returns of Melco and its subsidiaries remain open and subject to examination by the local tax authorities of Macau, Hong Kong, the Philippines, Cyprus and Sri Lanka until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau, Hong Kong, the Philippines, Cyprus and Sri Lanka
are five years, six years, three years
,
 six years
 and
two and a half years
,
respectively.